Shareholders' Equity OCI (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Accumulated Other Comprehensive Loss
Postemployment liability, net of income taxes of $(3,899) and $(6,990)	$ (6,229)	$ (11,212)
Foreign currency translation	1,718	16,189
Unrealized gains on investment securities available for sale, net of income taxes of $(32) and $48	(58)	82
Total accumulated other comprehensive income (loss)	(4,569)	5,059
Postretirement plans tax	(3,899)	(6,990)
Available for sale securities adjustment tax	(32)	48
Other comprehensive income (loss) [Abstract]
Foreign currency translation adjustment pre-tax amount	(14,471)	10,011	2,950
Foreign currency translation adjustment tax expense (benefit)	0	(264)	(32)
Foreign currency translation adjustment net amount	(14,471)	10,275	2,982
Actuarial loss on remeasure, pre-tax amount	(5,028)	(930)	(3,860)
Actuarial loss on remeasurement, tax expense (benefit)	(1,954)	(435)	(1,467)
Actuarial loss on remeasurement, net amount	(3,074)	(495)	(2,393)
Reclassification of actuarial losses and prior service cost into SD&A expense (included in net periodic pension costs) pre-tax amount	1,123	2,214	1,781
Reclassification of actuarial losses and prior service cost into SD&A expense (included in net periodic pension costs) tax expense (benefit)	432	850	677
Reclassification of actuarial losses and prior service cost into SD&A expense (included in net periodic pension costs) net amount	691	1,364	1,104
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, before Tax	8,860	0	0
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, Tax	3,411	0	0
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, Net of Tax	5,449	0	0
Reclassification of prior service cost into SD&A expense upon plan curtailment	3,117	0	0
DefinedBenefitPlanRecognizedNetGainLossDueToCurtailmentsTax	(1,200)	0	0
DefinedBenefitPlanRecognizedNetGainLossDueToCurtailmentsNetOfTax	1,917	0	0
Unrealized loss on investment securities available for sale pre-tax amount	(220)	(84)	(46)
Unrealized loss on investment securities available for sale tax expense (benefit)	(80)	(31)	(19)
Unrealized loss on investment securities available for sale net amount	(140)	(53)	(27)
Unrealized loss on cash flow hedges pre-tax amount	0	(266)	(1,103)
Unrealized loss on cash flow hedges tax expense (benefit)	0	(82)	(365)
Unrealized loss on cash flow hedges net amount	0	(184)	(738)
Reclassification of interest expense into income pre-tax amount	0	316	1,408
Reclassification of interest expense into income tax expense (benefit)	0	116	535
Reclassification of interest expense into income net amount	0	200	873
Other Comprehensive Income (Loss), before Tax	(6,619)	11,261	1,130
Other Comprehensive Income (Loss), Tax	3,009	154	(671)
Other comprehensive income (loss)	$ (9,628)	$ 11,107	$ 1,801